ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Tables)	12 Months Ended
Jun. 30, 2026
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Summary of fair value measurement inputs under black-scholes model

	June 30,	June 30,
Input	2025	2026
Number of warrants*	240	240
Share price*	$504.00	$80.00
Risk-free interest rate	3.85%	3.99%
Volatility	95%	103%
Exercise price*	$22,464.00	$22,464.00
Warrant life	1.96years	0.46years
*	Retrospectively restated for 1-for-200 reverse stock split effective on August 18, 2026.

Summary of company warrants activities and status of warrants

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants*	Per Share*	(Years)
Outstanding as of June 30, 2024	240	$22,464.00	2.96
Issued	—	—	—
Redeemed	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2025	240	$22,464.00	1.96
Issued	—	—	—
Redeemed	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Expired	—	—	—
Outstanding as of June 30, 2026	240	22,464.00	0.46
*	Retrospectively restated for the 1-for-200 reverse stock split effective on August 18, 2026.